CAPITAL STOCK	12 Months Ended
Feb. 28, 2023
CAPITAL STOCK
CAPITAL STOCK

NOTE 4– CAPITAL STOCK

The Company has 75,000,000 shares of common stock authorized with a par value of $0.001 per share.

In September and October 2021, the Company issued 1,570,000 shares of its common stock at $0.02 per share for total proceeds of $31,400.

As of February 28, 2023, the Company had 6,570,000 shares issued and outstanding for total proceeds of $36,400.